Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 14, 2019	Oct. 28, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Promissory note outstanding balance			$ 5,000	$ 5,000
Due to related parties			$ 6,849	3,402
Maritime Investors Promissory Note [Member]
Promissory note issued		$ 2,500
Promissory note maturity date		Jan. 15, 2017	Mar. 31, 2020
Promissory note maturity date description	The Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Global (the "Credit Facility") on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any Paid-In-Kind ("PIK") interest and principal deficiency amount under the Credit Facility		Mar. 31, 2020 (before second amendment to the Amended and Restated Promissory Note dated May 14, 2019.
Promissory note interest rate	9.00%	2.75%
Interest rate paid in cash	4.50%
Interest rate paid in common shares - effective from April 1, 2019	4.50%
Interest expense on promissory note			$ 395	213	$ 70
Interest on promissory note to be paid in cash			225
Interest on promissory note to be settled in common shares			170
Interest on promissory note settled in common shares during 2019			113
Interest on promissory note settled in common shares in January 2020			$ 57
Pyxis Maritime Corporation [Member]
Ship management services per day per vessel			$ 0.325
Charter hire agreement commission rate			1.25%
Management agreements initial term			5 years
Management agreements renewal period			5 years
Head management agreement commencement date			Mar. 23, 2015
Head management agreement maturity date			Mar. 23, 2020
Administration fees payable to related party			$ 1,628	1,618	$ 1,600
Head management agreement, terms and manner of settlement			In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase			Effective January 1, 2018, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 1.12%, 0.62% and 0.26%, respectively in line with the average inflation rate in Greece in 2017, 2018 and 2019, respectively.
Pyxis Maritime Corporation [Member] | Vessel Northsea Alpha [Member]
Management agreement expiration date			Dec. 31, 2015
Pyxis Maritime Corporation [Member] | Vessel Northsea Beta [Member]
Management agreement expiration date			Dec. 31, 2015
Pyxis Maritime Corporation [Member] | Pyxis Delta Vessel [Member]
Management agreement expiration date			Dec. 31, 2015
Pyxis Maritime Corporation [Member] | Pyxis Theta Vessel [Member]
Management agreement expiration date			Dec. 31, 2017
Pyxis Maritime Corporation [Member] | Pyxis Epsilon Vessel [Member]
Management agreement expiration date			Dec. 31, 2018
Pyxis Maritime Corporation [Member] | Pyxis Malou Vessel [Member]
Management agreement expiration date			Dec. 31, 2018
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Ship management services per day per vessel			$ 0.450
Pyxis Maritime Corporation [Member]
Due to related parties			$ 6,849	$ 3,402